Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value		$ 0.25
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	8,815,508	8,756,093	6,562,735
Common stock, shares outstanding	8,815,508	8,756,093	6,562,735
Series A Preferred Stock [Member]
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	1,080,092	1,080,092	1,080,092
Preferred stock, shares outstanding	1,080,092	1,080,092	1,080,092
Series A Two Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	2,644,424	2,644,424	0
Preferred stock, shares outstanding	2,644,424	2,644,424	0
Preferred Stock [Member]
Preferred stock, shares authorized	10,000,000	10,000,000